Convertible notes payable consists of the following at December 31, 2021 and December 31, 2020 (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Principal balance	$ 1,165,000	$ 938,400
Principal balance, related party	1,000,000
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Default penalty		673,956
Unamortized debt discount	(42,819)
Outstanding, net of debt discount and premium	$ 2,122,181	$ 1,612,356